Acquisitions and Other Business Activities (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) - Solid Concepts Inc [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Business Acquisition [Line Items]
Adjustments due to amortization of intangibles	$ 69	$ 2,893
Adjustments due to retention bonuses	(3,993)	5,086
Adjustments due to expenses related to business combination (deal fees and other integration expenses)	(21,362)	(26,327)
Adjustments due to financial expenses related to Solid Concept's debts	(182)	(406)
Taxes related adjustments to the supplemental pro forma	8,883	5,519
Total pro forma information adjustments	$ (16,585)	$ (13,235)